UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Variable Insurance Products Fund V

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.85%	$ 1,000.00	$ 921.30	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	11.0	13.2
Mexico	7.4	6.5
Russia	5.8	4.7
Netherlands	5.2	3.4
United States of America	4.7	4.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos de Venezuela SA	6.3	6.0
Russian Federation	5.5	4.5
Venezuelan Republic	4.7	7.2
Petroleos Mexicanos	4.2	2.3
Turkish Republic	3.4	7.6
	24.1
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Corporate Bonds 37.0%	Corporate Bonds 28.7%
Government Obligations 54.0%	Government Obligations 57.7%
Stocks 0.1%	Stocks 0.5%
Preferred Securities 0.2%	Preferred Securities 0.2%
Investment Companies 1.8%	Investment Companies 3.0%
Short-Term Investments and Net Other Assets (Liabilities) 6.9%	Short-Term Investments and Net Other Assets (Liabilities) 9.9%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.0%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (g)		$ 4,360,000	$ 4,360,000
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (g)		14,270,000	13,556,500
Brazil - 0.8%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (g)		20,705,000	22,568,450
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	14,965,000	5,801,297
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (g)		18,830,000	19,677,350
TOTAL BRAZIL			48,047,097
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	13,395,000	6,018,100
Magnesita Finance Ltd. 8.625% (g)(h)		13,115,000	12,983,850
TOTAL BRITISH VIRGIN ISLANDS			19,001,950
Canada - 0.3%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		17,534,000	18,586,040
Cayman Islands - 3.4%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (g)		7,600,000	8,018,000
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)		53,550,000	55,692,000
Odebrecht Finance Ltd. 7.5% (g)(h)		34,921,000	34,571,790
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		17,920,000	18,004,116
5.75% 1/20/20		11,655,000	12,125,606
6.75% 1/27/41		27,310,000	27,187,105
8.375% 12/10/18		30,785,000	36,426,351
TOTAL CAYMAN ISLANDS			192,024,968
Chile - 0.3%
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		16,860,000	17,100,238
Costa Rica - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		7,001,000	7,351,050
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		30,035,000	31,236,400
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		15,382,000	15,305,090
JSC Georgian Railway 7.75% 7/11/22 (g)		8,025,000	8,667,000
TOTAL GEORGIA			55,208,490
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Hungary - 0.1%
Magyar Export-Import Bank 5.5% 2/12/18 (g)		$ 6,205,000	$ 6,127,438
Indonesia - 1.6%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		11,490,000	11,317,650
PT Adaro Indonesia 7.625% 10/22/19 (g)		9,615,000	10,095,750
PT Pertamina Persero:
4.3% 5/20/23 (g)		18,725,000	17,227,000
4.875% 5/3/22 (g)		16,610,000	15,904,075
5.25% 5/23/21 (g)		12,470,000	12,345,300
6% 5/3/42 (g)		10,885,000	10,177,475
6.5% 5/27/41 (g)		6,035,000	5,823,775
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		7,880,000	7,722,400
TOTAL INDONESIA			90,613,425
Ireland - 1.8%
CBOM Finance PLC 8.25% 8/5/14		7,540,000	7,796,360
MTS International Funding Ltd. 5% 5/30/23 (g)		8,305,000	7,952,038
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		18,890,000	19,551,150
SCF Capital Ltd. 5.375% 10/27/17 (g)		20,070,000	19,467,900
Vnesheconombank Via VEB Finance PLC:
5.45% 11/22/17 (g)		6,735,000	7,012,482
6.025% 7/5/22 (g)		13,340,000	13,722,858
6.8% 11/22/25 (g)		9,760,000	10,430,512
6.902% 7/9/20 (g)		14,540,000	15,957,650
TOTAL IRELAND			101,890,950
Israel - 0.7%
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (g)		11,040,000	11,343,600
6.7% 2/10/17 (g)		27,470,000	28,843,500
TOTAL ISRAEL			40,187,100
Kazakhstan - 1.8%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		13,010,000	11,448,800
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		6,250,000	5,718,750
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		10,530,000	9,678,123
5.75% 4/30/43 (g)		22,060,000	19,478,980
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Kazakhstan - continued
KazMunaiGaz Finance Sub BV 7% 5/5/20 (g)		$ 18,545,000	$ 20,955,850
Zhaikmunai International BV 7.125% 11/13/19 (g)		35,145,000	35,145,000
TOTAL KAZAKHSTAN			102,425,503
Luxembourg - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		8,805,000	9,157,200
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	39,710,000	16,928,827
EVRAZ Group SA 6.5% 4/22/20 (g)		11,295,000	10,193,738
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Issued by Gazprom OAO for Gaz Capital SA) (g)		5,780,000	6,253,960
9.25% 4/23/19 (g)		7,360,000	8,905,600
OJSC Russian Agricultural Bank 6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		10,915,000	11,542,613
RSHB Capital SA:
5.298% 12/27/17 (g)		39,165,000	39,897,386
6% 6/3/21 (g)(i)		8,635,000	8,559,012
TOTAL LUXEMBOURG			111,438,336
Mexico - 5.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	778,400,000	57,382,254
Comision Federal de Electricid 4.875% 5/26/21 (g)		5,855,000	5,972,100
Petroleos Mexicanos:
3.5% 1/30/23 (g)		6,500,000	5,996,250
4.875% 1/24/22		49,025,000	49,760,375
5.5% 1/21/21		21,920,000	23,487,280
5.5% 6/27/44		30,305,000	27,350,263
5.5% 6/27/44 (g)		15,450,000	13,928,175
6% 3/5/20		16,120,000	17,812,600
6.5% 6/2/41		26,820,000	27,691,650
6.625% (g)(h)		29,620,000	30,138,350
8% 5/3/19		33,270,000	40,589,400
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		7,523,000	7,917,958
TOTAL MEXICO			308,026,655
Netherlands - 5.0%
Access Finance BV 7.25% 7/25/17 (g)		11,745,000	11,568,825
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	5,100,000	66,384
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		10,570,000	11,151,350
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		13,339,000	14,339,425
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		$ 8,975,000	$ 9,760,313
6.95% 7/10/42 (g)		7,560,000	7,683,228
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		16,245,000	17,544,600
9.125% 7/2/18 (g)		16,710,000	19,968,450
11.75% 1/23/15 (g)		28,260,000	32,004,450
Majapahit Holding BV:
7.75% 1/20/20 (g)		14,750,000	16,372,500
7.875% 6/29/37 (Reg. S)		6,935,000	8,044,600
8% 8/7/19 (g)		11,230,000	12,633,750
Petrobras Global Finance BV:
2.4141% 1/15/19 (i)		89,880,000	87,543,120
4.375% 5/20/23		11,385,000	10,378,566
VimpelCom Holdings BV:
5.2% 2/13/19 (g)		13,990,000	13,570,300
9% 2/13/18 (g)	RUB	343,900,000	10,388,305
TOTAL NETHERLANDS			283,018,166
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		10,305,000	10,614,150
Peru - 0.6%
Alicorp SA 3.875% 3/20/23 (g)		7,565,000	6,997,625
Corporacion Azucarera del Peru SA 6.375% 8/2/22 (g)		7,470,000	7,283,250
Corporacion Lindley SA 4.625% 4/12/23 (g)		6,015,000	5,624,025
Gas Nat de Lima Y Callao SA 4.375% 4/1/23 (g)		7,555,000	6,837,275
Transportadora de Gas Del Peru 4.25% 4/30/28 (g)		7,520,000	6,730,400
TOTAL PERU			33,472,575
Philippines - 0.6%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		12,385,000	14,676,225
7.39% 12/2/24 (g)		14,395,000	17,417,950
TOTAL PHILIPPINES			32,094,175
Russia - 0.3%
Far Eastern Shipping Co. 8% 5/2/18 (g)		11,255,000	10,213,913
MTS International Funding Ltd. 8.625% 6/22/20 (g)		7,380,000	8,671,500
TOTAL RUSSIA			18,885,413
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
South Africa - 0.3%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		$ 19,520,000	$ 19,324,800
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		16,416,000	16,867,440
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		16,868,000	21,000,660
Turkey - 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S 3.375% 11/1/22 (g)		3,690,000	3,265,650
Arcelik A/S 5% 4/3/23 (g)		26,415,000	23,773,500
TOTAL TURKEY			27,039,150
Ukraine - 0.2%
Ukraine Financing of Infrastructure Projects State Enterprise 9% 12/7/17 (g)		11,390,000	10,592,700
United Kingdom - 0.7%
Afren PLC 11.5% 2/1/16 (g)		4,216,000	4,637,600
Biz Finance PLC:
8.375% 4/27/15 (Reg. S)		9,160,000	8,862,300
8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		7,570,000	6,737,300
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		10,740,000	10,041,900
Shortline PLC 9.5% 5/21/18 (g)		7,490,000	6,834,625
TOTAL UNITED KINGDOM			37,113,725
United States of America - 1.7%
Pemex Project Funding Master Trust:
5.75% 3/1/18		3,690,000	4,068,225
6.625% 6/15/35		38,825,000	41,154,500
6.625% 6/15/38		7,095,000	7,432,013
8.625% 2/1/22		28,592,000	33,953,000
Severstal Columbus LLC 10.25% 2/15/18		11,275,000	11,923,313
TOTAL UNITED STATES OF AMERICA			98,531,051
Venezuela - 6.3%
Petroleos de Venezuela SA:
4.9% 10/28/14		99,820,000	93,331,700
5.25% 4/12/17		19,100,000	15,346,850
5.375% 4/12/27		36,225,000	21,735,000
5.5% 4/12/37		14,785,000	8,538,338
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (g)		$ 172,960,000	$ 157,393,600
9% 11/17/21 (Reg. S)		40,950,000	34,398,000
9.75% 5/17/35 (g)		19,995,000	15,796,050
12.75% 2/17/22 (g)		8,680,000	8,745,100
TOTAL VENEZUELA			355,284,638
TOTAL NONCONVERTIBLE BONDS (Cost $2,141,507,940)			2,099,784,383
Government Obligations - 55.3%

Argentina - 0.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		10,177,255	5,699,263
2.5% 12/31/38 (e)		11,035,000	3,558,788
7% 10/3/15		7,355,000	6,233,363
8.75% 6/2/17		4,405,000	3,336,788
TOTAL ARGENTINA			18,828,202
Aruba - 0.3%
Aruba Government 4.625% 9/14/23 (g)		16,390,000	15,406,600
Azerbaijan - 0.4%
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		11,290,000	10,217,450
5.45% 2/9/17 (Reg. S)		10,400,000	10,712,000
TOTAL AZERBAIJAN			20,929,450
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (g)		11,996,000	13,795,400
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		19,371,000	19,371,000
7.25% 12/15/21 (g)		11,539,000	11,654,390
TOTAL BARBADOS			31,025,390
Government Obligations - continued
		Principal Amount (d)	Value
Belarus - 1.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 50,620,000	$ 50,366,900
8.95% 1/26/18		23,390,000	23,331,525
TOTAL BELARUS			73,698,425
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		13,773,800	8,264,280
Bermuda - 0.5%
Bermuda Government:
4.138% 1/3/23 (g)		12,560,000	12,151,800
5.603% 7/20/20 (g)		14,790,000	15,862,275
TOTAL BERMUDA			28,014,075
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (g)		6,295,000	5,822,875
Brazil - 1.5%
Brazilian Federative Republic:
5.625% 1/7/41		7,550,000	7,493,375
8.25% 1/20/34		9,700,000	12,852,500
10.125% 5/15/27		21,742,000	33,863,165
12.25% 3/6/30		18,865,000	32,306,313
TOTAL BRAZIL			86,515,353
Cayman Islands - 0.3%
Cayman Island Government 5.95% 11/24/19 (g)		15,362,000	16,898,200
Colombia - 1.1%
Colombian Republic:
4.375% 7/12/21		15,780,000	16,371,750
6.125% 1/18/41		4,690,000	5,205,900
7.375% 9/18/37		10,640,000	13,459,600
8.125% 5/21/24		7,850,000	10,205,000
11.75% 2/25/20		12,931,000	19,040,898
TOTAL COLOMBIA			64,283,148
Congo - 0.9%
Congo Republic 3% 6/30/29 (e)		61,273,765	52,082,700
Costa Rica - 0.7%
Costa Rican Republic:
(Reg.S) 8.28% 3/19/14	CRC	5,528,920,000	11,259,752
4.25% 1/26/23 (g)		14,880,000	13,652,400
Government Obligations - continued
		Principal Amount (d)	Value
Costa Rica - continued
Costa Rican Republic: - continued
4.375% 4/30/25 (g)		$ 8,635,000	$ 7,901,025
5.625% 4/30/43 (g)		7,130,000	6,559,600
TOTAL COSTA RICA			39,372,777
Croatia - 1.4%
Croatia Republic:
5.5% 4/4/23 (g)		18,700,000	18,139,000
6.25% 4/27/17 (g)		37,440,000	39,169,728
6.625% 7/14/20 (g)		22,175,000	23,394,625
TOTAL CROATIA			80,703,353
Dominican Republic - 0.9%
Dominican Republic:
5.875% 4/18/24 (g)		29,290,000	28,264,850
7.5% 5/6/21 (g)		9,565,000	10,282,375
9.04% 1/23/18 (g)		9,553,711	10,365,776
TOTAL DOMINICAN REPUBLIC			48,913,001
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (g)		8,049,000	8,290,470
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (g)		6,060,000	6,484,200
Guatemala - 0.4%
Guatemalan Republic:
4.875% 2/13/28 (g)		9,440,000	8,496,000
5.75% 6/6/22 (g)		11,370,000	11,370,000
TOTAL GUATEMALA			19,866,000
Honduras - 0.1%
Republic of Honduras 7.5% 3/15/24 (g)		7,880,000	6,934,400
Hungary - 1.9%
Hungarian Republic:
4.125% 2/19/18		14,791,000	14,365,759
4.75% 2/3/15		15,520,000	15,752,800
5.375% 2/21/23		18,422,000	17,731,175
6.25% 1/29/20		14,776,000	15,440,920
6.375% 3/29/21		24,013,000	24,973,520
7.625% 3/29/41		16,172,000	16,883,568
TOTAL HUNGARY			105,147,742
Government Obligations - continued
		Principal Amount (d)	Value
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (g)		$ 13,227,000	$ 13,723,013
5.875% 5/11/22 (g)		29,240,000	31,140,600
TOTAL ICELAND			44,863,613
Indonesia - 3.0%
Indonesian Republic:
3.375% 4/15/23 (g)		22,555,000	20,130,338
3.75% 4/25/22 (g)		13,450,000	12,474,875
4.875% 5/5/21 (g)		29,990,000	30,739,750
5.875% 3/13/20 (g)		20,510,000	22,099,525
6.875% 1/17/18 (g)		10,870,000	12,201,575
7.75% 1/17/38 (g)		8,435,000	10,417,225
8.5% 10/12/35 (g)		18,200,000	23,842,000
11.625% 3/4/19 (g)		26,395,000	35,897,200
TOTAL INDONESIA			167,802,488
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		49,495,000	40,585,900
Israel - 0.3%
Israeli State 4.5% 1/30/43		15,810,000	14,031,375
Ivory Coast - 0.7%
Ivory Coast 7.1% 12/31/32 (e)		46,135,000	38,061,375
Jamaica - 0.3%
Jamaican Government:
8% 6/24/19		9,965,000	9,566,400
8% 3/15/39		7,675,000	6,754,000
TOTAL JAMAICA			16,320,400
Jordan - 0.3%
Jordanian Kingdom 3.875% 11/12/15		19,113,000	18,778,523
Latvia - 0.4%
Latvian Republic:
2.75% 1/12/20 (g)		16,685,000	15,455,316
5.25% 6/16/21 (g)		8,800,000	9,350,000
TOTAL LATVIA			24,805,316
Lebanon - 2.7%
Lebanese Republic:
4% 12/31/17		8,176,500	7,931,205
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - continued
Lebanese Republic: - continued
4.9947% to 5.3554% 8/29/13 to 3/20/14	LBP	68,684,095,000	$ 44,024,202
5.15% 11/12/18		6,455,000	6,164,525
5.45% 11/28/19		39,870,000	36,281,700
6.1% 10/4/22		11,490,000	10,944,225
8.25% 4/12/21 (Reg.S)		6,845,000	7,358,375
8.5% 8/6/15		5,835,000	6,199,688
8.5% 1/19/16 (Reg. S)		9,240,000	9,840,600
9% 3/20/17		7,875,000	8,613,675
11.625% 5/11/16 (Reg. S)		11,990,000	14,028,300
TOTAL LEBANON			151,386,495
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (g)		11,910,000	13,274,410
6.625% 2/1/22 (g)		15,990,000	18,348,525
7.375% 2/11/20 (g)		22,115,000	26,261,563
TOTAL LITHUANIA			57,884,498
Mexico - 2.0%
United Mexican States:
4.75% 3/8/44		17,172,000	15,540,660
5.125% 1/15/20		13,072,000	14,411,880
5.95% 3/19/19		13,266,000	15,182,937
6.05% 1/11/40		14,580,000	16,038,000
6.75% 9/27/34		19,540,000	23,154,900
8.3% 8/15/31		4,170,000	5,712,900
11.5% 5/15/26		13,860,000	22,765,050
TOTAL MEXICO			112,806,327
Morocco - 0.2%
Moroccan Kingdom:
4.25% 12/11/22 (g)		8,035,000	7,110,975
5.5% 12/11/42 (g)		8,275,000	6,909,625
TOTAL MOROCCO			14,020,600
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		7,990,000	8,027,313
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		9,785,000	10,054,088
Government Obligations - continued
		Principal Amount (d)	Value
Nigeria - 0.7%
Republic of Nigeria:
4% 4/23/15	NGN	767,835,000	$ 3,986,336
6.75% 1/28/21 (g)		4,195,000	4,383,775
10.65% to 12.65% 1/9/14 to 2/6/14	NGN	5,361,055,000	30,543,580
TOTAL NIGERIA			38,913,691
Panama - 0.7%
Panamanian Republic:
4.3% 4/29/53		17,315,000	13,722,138
7.125% 1/29/26		7,725,000	9,443,813
8.875% 9/30/27		9,915,000	13,682,700
TOTAL PANAMA			36,848,651
Peru - 0.9%
Peruvian Republic:
7.35% 7/21/25		20,090,000	25,413,850
8.75% 11/21/33		18,525,000	26,861,250
TOTAL PERU			52,275,100
Philippines - 2.3%
Philippine Republic:
5.5% 3/30/26		10,360,000	11,810,400
7.75% 1/14/31		20,640,000	27,038,400
9.5% 2/2/30		20,120,000	30,079,400
10.625% 3/16/25		39,370,000	62,204,600
TOTAL PHILIPPINES			131,132,800
Poland - 0.8%
Polish Government:
3% 3/17/23		18,890,000	17,095,450
5% 3/23/22		25,075,000	26,955,625
TOTAL POLAND			44,051,075
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (g)		15,470,000	14,580,475
6.75% 2/7/22 (g)		27,808,000	31,075,440
TOTAL ROMANIA			45,655,915
Government Obligations - continued
		Principal Amount (d)	Value
Russia - 5.5%
Russian Federation:
5.625% 4/4/42 (g)		$ 27,735,000	$ 28,775,063
7.5% 3/31/30 (Reg. S)		152,278,000	177,784,547
11% 7/24/18 (Reg. S)		19,028,000	26,068,360
12.75% 6/24/28 (Reg. S)		44,372,000	77,651,000
TOTAL RUSSIA			310,278,970
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (g)		7,885,000	8,200,400
Serbia - 1.5%
Republic of Serbia:
4.875% 2/25/20 (g)		15,155,000	13,942,600
5.25% 11/21/17 (g)		23,610,000	23,019,750
6.75% 11/1/24 (g)		33,623,268	33,287,035
7.25% 9/28/21 (g)		14,505,000	14,903,888
TOTAL SERBIA			85,153,273
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (g)		17,455,000	17,891,375
Slovenia - 2.4%
Republic of Slovenia:
4.75% 5/10/18 (g)		10,955,000	10,379,863
5.5% 10/26/22 (g)		93,320,000	85,387,800
5.85% 5/10/23 (g)		46,225,000	42,642,563
TOTAL SLOVENIA			138,410,226
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		11,905,000	11,190,700
6.25% 10/4/20 (g)		14,880,000	14,582,400
6.25% 7/27/21 (g)		11,375,000	11,147,500
7.4% 1/22/15 (g)		2,190,000	2,299,500
TOTAL SRI LANKA			39,220,100
Tanzania - 0.2%
Tanzania United Republic of 6.4499% 3/8/20 (i)		12,605,000	12,668,025
Turkey - 3.4%
Turkish Republic:
5.125% 3/25/22		9,395,000	9,653,363
5.625% 3/30/21		21,665,000	23,181,550
6.25% 9/26/22		23,625,000	26,164,688
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - continued
Turkish Republic: - continued
6.75% 4/3/18		$ 11,070,000	$ 12,453,750
6.75% 5/30/40		9,005,000	10,018,063
6.875% 3/17/36		18,170,000	20,350,400
7% 6/5/20		21,035,000	24,348,013
7.375% 2/5/25		24,905,000	29,761,475
7.5% 11/7/19		14,760,000	17,416,800
8% 2/14/34		6,395,000	8,025,725
11.875% 1/15/30		5,290,000	8,913,650
TOTAL TURKEY			190,287,477
Ukraine - 3.1%
Ukraine Government:
7.5% 4/17/23 (g)		52,075,000	45,826,000
7.75% 9/23/20 (g)		16,985,000	15,456,350
7.8% 11/28/22 (g)		30,185,000	27,015,575
7.95% 6/4/14 (g)		48,740,000	48,374,450
7.95% 2/23/21 (g)		7,595,000	6,949,425
9.25% 7/24/17 (g)		30,730,000	30,616,299
TOTAL UKRAINE			174,238,099
United States of America - 1.2%
U.S. Treasury Bonds 2.875% 5/15/43		73,545,000	65,179,256
Venezuela - 4.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		458,489	11,806,092
5.75% 2/26/16 (Reg S.)		16,925,000	14,894,000
6% 12/9/20		17,730,000	12,854,250
7.65% 4/21/25		18,710,000	13,658,300
7.75% 10/13/19 (Reg. S)		25,915,000	21,315,088
8.25% 10/13/24		27,475,000	20,812,313
8.5% 10/8/14		58,401,000	57,378,983
9% 5/7/23 (Reg. S)		21,915,000	18,079,875
9.25% 5/7/28 (Reg. S)		22,250,000	17,911,250
9.375% 1/13/34		14,465,000	11,716,650
10.75% 9/19/13		28,655,000	28,583,363
11.75% 10/21/26 (Reg. S)		16,725,000	15,721,500
11.95% 8/5/31 (Reg. S)		15,875,000	14,922,500
12.75% 8/23/22		4,490,000	4,568,575
TOTAL VENEZUELA			264,222,739
Government Obligations - continued
		Principal Amount (d)	Value
Vietnam - 0.1%
Vietnamese Socialist Republic 6.75% 1/29/20 (g)		$ 4,620,000	$ 4,897,200
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (g)		6,465,000	5,721,525
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,113,450,379)			3,135,950,249
Common Stocks - 0.1%
	Shares
Colombia - 0.0%
Ecopetrol SA ADR	44,558	1,874,109
United Kingdom - 0.1%
Bank of Georgia Holdings PLC	132,900	3,375,642
TOTAL COMMON STOCKS (Cost $5,309,898)		5,249,751
Investment Companies - 1.8%

United States of America - 1.8%
iShares MSCI Brazil Index ETF	642,100	28,162,506
iShares MSCI Emerging Markets Index ETF (f)	1,877,300	72,407,461
TOTAL INVESTMENT COMPANIES (Cost $107,033,697)		100,569,967
Preferred Securities - 0.2%
	Principal Amount (d)
Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 11,510,000	12,054,727
China - 0.0%
Sinochem Group 5% (e)(g)(h)	1,690,000	1,526,868
TOTAL PREFERRED SECURITIES (Cost $13,879,638)		13,581,595
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a)	282,965,106	$ 282,965,106
Fidelity Securities Lending Cash Central Fund, 0.13% (a)(b)	36,753,700	36,753,700
TOTAL MONEY MARKET FUNDS (Cost $319,718,806)		319,718,806
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,700,900,358)		5,674,854,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(876,641)
NET ASSETS - 100%		$ 5,673,978,110
Currency Abbreviations
BRL	-	Brazilian real
CRC	-	Costa Rican colon
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
Security Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,446,248,736 or 43.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 315,492
Fidelity Securities Lending Cash Central Fund	154,181
Total	$ 469,673
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,874,109	$ 1,874,109	$ -	$ -
Financials	3,375,642	3,375,642	-	-
Corporate Bonds	2,099,784,383	-	2,099,717,999	66,384
Government Obligations	3,135,950,249	-	3,135,950,249	-
Investment Companies	100,569,967	100,569,967	-	-
Preferred Securities	13,581,595	-	13,581,595	-
Money Market Funds	319,718,806	319,718,806	-	-
Total Investments in Securities:	$ 5,674,854,751	$ 425,538,524	$ 5,249,249,843	$ 66,384
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	1.2%
AAA,AA,A	6.6%
BBB	40.6%
BB	16.3%
B	19.9%
CCC,CC,C	0.4%
Not Rated	6.0%
Equities	2.1%
Short-Term Investments and Net Other Assets	6.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,051,400) - See accompanying schedule: Unaffiliated issuers (cost $5,381,181,552)	$ 5,355,135,945
Fidelity Central Funds (cost $319,718,806)	319,718,806
Total Investments (cost $5,700,900,358)		$ 5,674,854,751
Cash		84,415,175
Receivable for investments sold		57,969,018
Receivable for fund shares sold		5,737,114
Dividends receivable		1,808,056
Interest receivable		83,974,786
Distributions receivable from Fidelity Central Funds		49,721
Other receivables		48,275
Total assets		5,908,856,896

Liabilities
Payable for investments purchased	$ 161,834,821
Payable for fund shares redeemed	29,062,575
Distributions payable	2,735,986
Accrued management fee	3,365,246
Other affiliated payables	892,514
Other payables and accrued expenses	233,944
Collateral on securities loaned, at value	36,753,700
Total liabilities		234,878,786

Net Assets		$ 5,673,978,110
Net Assets consist of:
Paid in capital		$ 5,547,942,286
Undistributed net investment income		62,895,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,676,145
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(26,535,893)
Net Assets, for 356,216,324 shares outstanding		$ 5,673,978,110
Net Asset Value, offering price and redemption price per share ($5,673,978,110 ÷ 356,216,324 shares)		$ 15.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 3,558,327
Interest		196,190,261
Income from Fidelity Central Funds		469,673
Total income		200,218,261

Expenses
Management fee	$ 23,488,296
Transfer agent fees	4,698,327
Accounting and security lending fees	829,847
Custodian fees and expenses	349,192
Independent trustees' compensation	22,097
Registration fees	182,306
Audit	47,428
Legal	7,128
Miscellaneous	38,190
Total expenses before reductions	29,662,811
Expense reductions	(117,963)	29,544,848
Net investment income (loss)		170,673,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,125,067
Foreign currency transactions	(1,411,373)
Total net realized gain (loss)		93,713,694
Change in net unrealized appreciation (depreciation) on: Investment securities	(802,315,029)
Assets and liabilities in foreign currencies	(491,911)
Total change in net unrealized appreciation (depreciation)		(802,806,940)
Net gain (loss)		(709,093,246)
Net increase (decrease) in net assets resulting from operations		$ (538,419,833)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,673,413	$ 290,389,219
Net realized gain (loss)	93,713,694	172,372,893
Change in net unrealized appreciation (depreciation)	(802,806,940)	569,721,454
Net increase (decrease) in net assets resulting from operations	(538,419,833)	1,032,483,566
Distributions to shareholders from net investment income	(154,520,374)	(262,676,356)
Distributions to shareholders from net realized gain	(51,877,299)	(132,578,052)
Total distributions	(206,397,673)	(395,254,408)
Share transactions Proceeds from sales of shares	1,202,711,788	3,196,064,456
Reinvestment of distributions	181,541,055	349,068,527
Cost of shares redeemed	(2,294,158,867)	(1,124,029,659)
Net increase (decrease) in net assets resulting from share transactions	(909,906,024)	2,421,103,324
Redemption fees	1,118,684	808,734
Total increase (decrease) in net assets	(1,653,604,846)	3,059,141,216

Net Assets
Beginning of period	7,327,582,956	4,268,441,740
End of period (including undistributed net investment income of $62,895,572 and undistributed net investment income of $46,742,533, respectively)	$ 5,673,978,110	$ 7,327,582,956
Other Information Shares
Sold	68,698,572	187,942,373
Issued in reinvestment of distributions	10,564,977	20,240,980
Redeemed	(134,752,498)	(66,095,197)
Net increase (decrease)	(55,488,949)	142,088,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.80	$ 15.83	$ 15.65	$ 15.03	$ 11.24	$ 14.68
Income from Investment Operations
Net investment income (loss) D	.418	.857	.929	.930	1.195	.845
Net realized and unrealized gain (loss)	(1.791)	2.235	.276	.676	3.664	(3.426)
Total from investment operations	(1.373)	3.092	1.205	1.606	4.859	(2.581)
Distributions from net investment income	(.378)	(.778)	(.909)	(.862)	(1.053)	(.826)
Distributions from net realized gain	(.122)	(.346)	(.119)	(.130)	(.020)	(.040)
Total distributions	(.500)	(1.124)	(1.028)	(.992)	(1.073)	(.866)
Redemption fees added to paid in capital D	.003	.002	.003	.006	.004	.007
Net asset value, end of period	$ 15.93	$ 17.80	$ 15.83	$ 15.65	$ 15.03	$ 11.24
Total Return B, C	(7.87)%	20.02%	7.94%	10.94%	44.56%	(18.24)%
Ratios to Average Net Assets E, G
Expenses before reductions	.85% A	.85%	.86%	.88%	.91%	.90%
Expenses net of fee waivers, if any	.85% A	.85%	.86%	.88%	.91%	.90%
Expenses net of all reductions	.84% A	.84%	.86%	.88%	.90%	.90%
Net investment income (loss)	4.86% A	5.03%	5.89%	5.94%	8.73%	6.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,673,978	$ 7,327,583	$ 4,268,442	$ 4,256,877	$ 2,963,768	$ 1,446,042
Portfolio turnover rate F	156% A	88%	132%	98%	126%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity® New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in

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3. Significant Accounting Policies - continued

Investment Valuation - continued

determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 216,645,560
Gross unrealized depreciation	(205,003,707)
Net unrealized appreciation (depreciation) on securities and other investments	$ 11,641,853

Tax cost	$ 5,663,212,898

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,884,754,750 and $4,574,446,428, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $152 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,356 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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7. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $154,181. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $15,485.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $98,894 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,584.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements (Unaudited) - continued

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NMI-USAN-0813
1.787782.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2013